SEGMENT REPORTING - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Segment Reporting Information [Line Items]
SEGMENT REPORTING

18.         SEGMENT REPORTING

The Company is engaged primarily in the ocean transportation of crude oil and petroleum products in the international market through the ownership and operation of a diversified fleet of vessels. The international shipping industry has many distinct market segments based, in large part, on the size and design configuration of vessels required. Rates in each market segment are determined by a variety of factors affecting the supply and demand for vessels to move cargoes in the trades for which they are suited. Tankers are not bound to specific ports or schedules and therefore can respond to market opportunities by moving between trades and geographical areas. The Company’s vessels regularly navigate in international waters, over hundreds of trade routes, to hundreds of ports and, as a result, the disclosure of geographic information is impracticable. The Company charters its vessels primarily on voyage charters and on time charters.

The Company has two reportable segments, Crude Tankers and Product Carriers. Segment results are evaluated based on income (loss) from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

Results for the Company’s revenue and loss from operations by segment for the three and nine months ended September 30, 2019 and 2018 are as follows:

	Crude	Product
	Tankers	Carriers	Total
Three Months Ended September 30, 2019
Voyage revenue	$46,222	$95,304	$141,526
Voyage expenses	(22,919)	(37,049)	(59,968)
Vessel expenses	(10,554)	(31,245)	(41,799)
Depreciation and amortization	(9,898)	(18,865)	(28,763)
Loss on sale of vessels	—	(18,344)	(18,344)
General and administrative expenses	(1,781)	(5,785)	(7,566)
Income (loss) from operations	$1,070	$(15,984)	$(14,914)
Three Months Ended September 30, 2018
Voyage revenue	$29,547	$58,575	$88,122
Voyage expenses	(14,845)	(33,694)	(48,539)
Vessel expenses	(7,615)	(19,367)	(26,982)
Depreciation and amortization	(7,937)	(14,336)	(22,273)
General and administrative expenses	(999)	(2,746)	(3,745)
Loss from operations	$(1,849)	$(11,568)	$(13,417)

	Crude	Product
	Tankers	Carriers	Total
Nine Months Ended September 30, 2019
Voyage revenue	$133,105	$260,372	$393,477
Voyage expenses	(64,383)	(103,058)	(167,441)
Vessel expenses	(27,729)	(81,247)	(108,976)
Depreciation and amortization	(27,806)	(52,156)	(79,962)
Loss on sale of vessels	—	(18,344)	(18,344)
General and administrative expenses	(4,982)	(16,192)	(21,174)
Income (loss) from operations	$8,205	$(10,625)	$(2,420)
Nine Months Ended September 30, 2018
Voyage revenue	$90,196	$180,890	$271,086
Voyage expenses	(49,272)	(90,771)	(140,043)
Vessel expenses	(23,746)	(59,378)	(83,124)
Depreciation and amortization	(23,812)	(42,573)	(66,385)
General and administrative expenses	(3,197)	(8,824)	(12,021)
Loss from operations	$(9,831)	$(20,656)	$(30,487)

The reconciliations of total assets of the segments to amounts included in the Condensed Consolidated Balance Sheets are as follows:

	September 30, 2019	December 31, 2018
Crude Tankers	$903,175	$758,372
Product Carriers	1,206,214	885,220
Corporate unrestricted cash and cash equivalents	5,178	2,508
Other unallocated amounts	2,856	3,755
Consolidated total assets	$2,117,423	$1,649,855